Marketable Securities - Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	$ 44,634
AFS, Less than 12 months, Gross Unrealized losses	(183)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	0
Total available for sale securities
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	44,634
AFS, Less than 12 months, Gross Unrealized losses	(183)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	0
U.S. corporate securities
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	35,961
AFS, Less than 12 months, Gross Unrealized losses	(154)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	0
U.S. government securities
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	2,996
AFS, Less than 12 months, Gross Unrealized losses	(1)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	0
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	4,938
AFS, Less than 12 months, Gross Unrealized losses	(22)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	0
Other debt securities
Debt Securities, Available-for-sale [Line Items]
AFS, Less than 12 months, Fair Value	739
AFS, Less than 12 months, Gross Unrealized losses	(6)
AFS, 12 months or longer, Fair Value	0
AFS, 12 months or longer, Gross Unrealized Losses	$ 0